SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIEs have been eliminated upon consolidation. Results of subsidiaries, businesses acquired from third parties and the VIEs are consolidated from the date on which control is obtained by the Company.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation allowance for deferred tax assets, uncertain tax positions, the initial valuation of the assets acquired and liabilities assumed in a business combination, economic lives and impairment of long-lived assets, impairment of goodwill, standalone selling prices of performance obligations of revenue contracts, accounts receivable and contract assets allowances, and share-based compensation. Actual results could differ from those estimates.

Convenience Translation

Convenience translation

Amounts in the United States Dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.8755 per US$1.00 on December 31, 2018 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign Currency

Foreign currency

The functional currency of the Company, its Cayman subsidiaries and Rise HK are the US$, the functional currency of Edge franchising and Edge Online Co. Limited are the Hong Kong Dollars (“HK$”). The Company’s PRC subsidiaries and the VIEs determined their functional currency to be Renminbi (the “RMB”). The Group uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income/(loss).

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash primarily represents deposits held in a designated bank account as security for the interest payments on the Group’s long-term loan; and deposits restricted as to withdrawal or use under government regulations.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Company adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of the consolidated balance sheet as “Restricted cash.”

Short-Term Investments

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at floating rates based on daily bank deposit rates with original maturities ranging from over three months to six months.

Inventories

Inventories

Inventories are finished goods and mainly comprised of textbooks and other educational study tools (“course materials”). Course materials are stated at the lower of cost or market. Cost is determined using the weighted average cost method. As of December 31, 2017 and 2018, the Group did not have any provision for inventories.

Property and Equipment

Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight line basis over the following estimated useful lives:

Electronic equipment	3 years
Furniture	3 - 5 years
Vehicles	4 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income/(loss).

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Segment Reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the Board of Directors, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports. Substantially all of the Group’s revenues for the years ended December 31, 2016, 2017 and 2018 were generated from the PRC. As of December 31, 2017 and 2018, a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.

Non-controlling Interests

Non-controlling interests

For certain subsidiaries of the VIE, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net income/(loss) on the consolidated statements of income/(loss) includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Goodwill

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

There was only one reporting unit (that also represented the operating segment) as of December 31, 2017 and 2018, respectively. Goodwill was allocated to the one reporting unit as of December 31, 2017 and 2018, respectively (Note 9). The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations.

In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Intangible Assets

Intangible assets

Intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of finite-lived intangible assets except for student base is computed using the straight-line method over the estimated useful lives. Student base is amortized using an accelerated pattern based on the estimated student attrition rate of the acquired schools. The estimated useful lives of intangible assets from the date of purchase are as follows:

Category	Estimated Useful Life
Courseware license	15 years
Franchise agreements	2.5-3 years
Student base	3-5 years
Trademarks	10-15 years
Purchased software	3-5 years
Teaching course materials	10 years

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Business Combination

Business Combination

We account for business combinations using the purchase method of accounting in accordance with ASC topic 805, Business Combinations. The purchase method accounting requires that the consideration transferred be allocated to the assets, including separately identifiable assets and liabilities we acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

In a business combination achieved in stages, we re-measured our previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. We determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Fair Value of Financial Instruments

Fair value of financial instruments

Financial instruments include cash and cash equivalents, short-term investments, restricted cash, certain other current assets, accounts payable, long-term loan, customer advances, and certain other current liabilities. The carrying amounts of these financial instruments, except for the long-term loan, approximate their fair values because of their short-term maturities. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Adoption of New Revenue Recognition Accounting Standard

Adoption of New Revenue Recognition Accounting Standard

In August 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”), issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing (“ASU 2016-10”), which clarify guidance related to identifying performance obligations and licensing implementation guidance contained in ASU No. 2014-09. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers— Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), which addresses narrow-scope improvements to the guidance on collectability, non-cash consideration, and completed contracts at transition and provides practical expedients for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. The effective date for the amendment in ASU 2016-08, ASU 2016-10 and ASU 2016-12 are the same as the effective date of ASU No. 2014-09. All guidance is collectively referred to as “ASC 606”. Entities may adopt ASC 606 either retrospectively to all periods presented in the financial statements (the full retrospective method) or as a cumulative-effect adjustment as of the date of adoption (modified retrospective method) in the year of adoption without applying to comparative periods financial statements.

ASC 606 replaced most current U.S. GAAP guidance on this topic and eliminated most industry-specific guidance. The new revenue recognition standard provides a unified model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services.

The new standard superseded substantially all existing revenue recognition guidance. It impacts the revenue recognition for certain of our contracts, in addition to our business processes and our information technology systems. We performed cross-functional coordination to implement the new revenue recognition standard. We are in process of implementing changes to our systems, processes and internal controls to meet the standard’s reporting and disclosure requirements.

On January 1, 2018, the Group adopted the new revenue standard utilizing the modified retrospective method. As a result, the Group changed its accounting policy for revenue recognition as detailed below. The Group recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. Using the modified retrospective approach, the Group applied the standard only to contracts that are not completed at the date of initial application. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods as the Group believes it is still comparable.

Based on the contracts outstanding as of January 1, 2018, adoption of ASC 606 did not have a significant impact except for recognition of initial franchise fees. The Group’s accounting policy before January 1, 2018 was to recognize initial franchise fees when franchisees commence operations under the RISE brand or upon the renewal of the franchise agreements. In accordance with ASC 606, the initial franchise services are not distinct from the continuing rights or services offered during the term of the franchise agreement, and will therefore, be treated as a single performance obligation. Therefore, initial franchise fees should be recognized over the franchise term, which is generally five years under ASC 606.

The cumulative effect of the changes made to the Group’s consolidated balance sheets at January 1, 2018 were as follows:

	December 31, 2017	Adjustment due to Adoption	January 1, 2018	January 1, 2018
	RMB	RMB	RMB	US$
Liabilities
Deferred revenue and customer advances (current and non-current)	812,821	44,122	856,943	124,637
Shareholders’ equity - Accumulated deficit	315,531	44,122	359,653	52,309

Revenue Recognition

Revenue Recognition

Our revenue recognition policies effective on the adoption date of ASC 606 are as follows:

Revenue is recognized when a customer obtains control of promised goods or services, in an amount that reflects the consideration which we expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that we determine are within the scope of the new revenue recognition accounting standard, we perform the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) we satisfy a performance obligation. We only apply the five-step model to contracts when it is probable that we will collect the consideration it is entitled to in exchange for the goods or services transferred to the customer. At contract inception, we assess the goods or services promised within each contract to determine those that represent performance obligations, and assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenue is recognized net of business tax, value added taxes and tax surcharges.

Contract liabilities relate to contracts where we received payments but has not yet satisfied the related performance obligations. The advance consideration received from customers for the services is a contract liability until services are provided to the customer and are presented in “deferred revenue and customer advances” in the consolidated balance sheets.

Contract assets include accounts receivable and costs to obtain contracts with customers. Accounts receivable is primarily related to our rights to consideration for services completed at the reporting date. Costs to obtain contracts with customers are incremental costs to obtain franchise contracts, which are recorded as prepayment and other current assets, and other non-current assets depending on the estimated life of the underlying franchise contacts.

The primary sources of our revenues are as follows:

(a) Educational Programs

Educational programs’ contracts generally consist of two performance obligations, English courses and course materials, which are both capable of being distinct and distinct in the context of the contract. The transaction price is stated in the contract and known at the time of contract inception, therefore no variable consideration exists. We may issue promotional coupons to attract enrollment for its courses. The promotional coupons are not issued in conjunction with a concurrent revenue transaction and are for a fixed RMB amount that can only be redeemed to reduce the amount of the tuition fees for future courses. The promotional coupons are accounted for as a reduction of the transaction price and are allocated across all performance obligations unless observable evidence exists that the discount relates to a specific performance obligation or obligations in the contract. Revenue is allocated to each performance obligation based on its standalone selling price. We generally determine standalone selling prices based on the prices charged to students. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price taking into account available information such as market conditions and internally approved pricing guidelines related to the performance obligations.

Course fees are collected in full in advance of the commencement of each course and each course comprises of a fixed amount of classes. We use the student’s daily attendance records, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of educational program services. Students are allowed to return course materials if they are unused. However, once the student attends the first class of the respective course, course materials cannot be returned. Therefore, revenue associated with distinct course materials is recognized at the point in time when control transfers to the student, generally when the student attends the first class of the respective course.

According to local education bureau regulations, depending on a school’s location and the amount of classes remaining for a course, we may be required to refund course fees for any remaining undelivered classes to students who withdraw from a course. The refund is recorded as a reduction of the related course fees received in advance and has no impact on recognized revenue. Refunds on recognized revenue were insignificant for all periods presented.

(b) Franchise Revenues

Franchise revenues includes non-refundable initial franchise fees and the recurring franchise fees from its franchisees. The initial franchise services to be performed under the franchise agreements to earn the initial franchise fees comprise of (i) authorizing franchisees to use the RISE brand and our courseware, and (ii) initial setup services, including assisting with site selection and marketing strategy, training of franchisee management and teachers. Our franchise agreements do not include guarantees or other forms of financial assistance, refund provisions or options to repurchase franchises from franchisees. In accordance with the new revenue recognition standard, the initial franchise services are not distinct from the continuing rights offered during the term of the franchise agreement, and will therefore be treated as a single performance obligation. As such, beginning in January 2018, initial franchise fees are deferred and recorded as “deferred revenue and customer advances”, and are recognized over the franchise term as the performance obligation is satisfied, which is generally five years. We also receive recurring franchise fees from its franchisees, which include a fixed percentage of the franchisees’ course fees and proceeds from the sale of related course materials. The recurring franchise fees are recognized when the underlying performance obligation is fulfilled.

(c) Other Revenues

Other revenues comprise mainly of the provision of overseas and domestic study tour services and the admission consulting, academic tutoring and test preparation business of the Edge. We determined the overseas study tours contract contains a single performance obligation and we are the principal in providing overseas study tours services as it controls such services before the services are transferred to the customer. Therefore, we recognize study tours revenue on a gross basis. We recognize revenue over the service period of the study tour, which is, generally around two to three weeks, as it best depicts the simultaneous consumption and delivery of overseas study tours services.

Edge offers admission consulting, academic tutoring and test preparation services for students who intend to study abroad and each service represents an individual performance obligation. For admission consulting services, we use the input method by reference to the consulting hours incurred up to the end of reporting period as a percentage of total estimated hours to recognize revenue over the contract period which best depict our efforts toward satisfying the performance obligation relative to the total expected efforts. For academic tutoring and test preparation services, we use students’ attendance records, an output measure, to recognize revenue over time as it best depicts the simultaneous consumption and delivery of such services.

Advertising Expenditures

Advertising expenditures

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of income/(loss). For the years ended December 31, 2016, 2017 and 2018, advertising expenses were approximately RMB63,734, RMB80,475 and RMB136,323 (US$19,827), respectively.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease term. The Group leases certain office facilities under non-cancelable operating leases. Certain lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term.

Income/(loss) Per Share

Income/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic income/(loss) per share is computed by dividing net income/(loss) attributable to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted income/(loss) per share is calculated by dividing net income/(loss) attributable to the Company as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Share options with market conditions, performance conditions, or any combination thereof, are considered contingently issuable shares and are included in the computation of diluted income/(loss) per share to the extent that market and performance conditions are met such that the share options are exercisable at the end of the reporting period, assuming it was the end of the contingency period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary equivalent shares are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Share-based Compensation

Share-based compensation

The Group applies ASC 718, Compensation — Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards to employees were classified as equity awards.

In accordance with ASC 718, the Group recognizes share-based compensation cost for equity awards to employees with a performance condition based on the probable outcome of that performance condition — compensation cost is recognized if it is probable that the performance condition will be achieved and shall not be recognized if it is not probable that the performance condition will be achieved.

In accordance with ASC 718, the effect of a market condition is reflected in the grant-date fair value of the granted equity awards. The Group recognizes share-based compensation cost for equity awards with a market condition provided that the requisite service is rendered, regardless of when, if ever, the market condition is satisfied.

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. When the vesting conditions (or other terms) of the equity awards granted to employees are modified, the Group first determines on the modification date whether the original vesting conditions were expected to be satisfied, regardless of the entity’s policy election for accounting for forfeitures. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original equity awards are ignored and the fair value of the equity award measured at the modification date is recognized if the modified award ultimately vests. When a vesting condition that is probable of achievement is modified and the new vesting condition also is probable of achievement, the compensation cost to be recognized if either the original vesting condition or the new vesting condition is achieved cannot be less than the grant-date fair value of the original award. That compensation cost is recognized if either the original or modified vesting condition is achieved. Cancellation of the awards accompanied by the concurrent grant of a replacement award is also accounted for as a modification of the terms of the cancelled awards. Therefore, incremental compensation cost shall be measured as the excess of the fair value of the replacement award or other valuable consideration over the fair value of the cancelled award at the cancellation date.

Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Group recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award.

The Group uses the accelerated method for all awards granted with graded vesting service conditions, and the straight-line method for awards granted with non-graded vesting service conditions. The Group accounts for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model and Monte Carlo simulation model were applied in determining the estimated fair value of the options granted to employees.

Income Taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of income/(loss) as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits which is included in “other non-current liabilities” on the consolidated balance sheets is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Government Subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies of non-operating nature and with no further conditions to be met are recorded as non-operating income in “Other income, net” of the consolidated statements of income/(loss) when received.

Other Income, Net

Other income, net

The Group’s depositary bank of its American depositary receipt (“ADR”) program may make contributions to the Group provided certain conditions are met. For the years ended December 31, 2016, 2017 and 2018, the Group received nil, nil and RMB10,960(US$1,594) from the depository bank, and recognized as nil, nil and RMB10,960(US$1,594) as other income, net of the consolidated statements of income/(loss).

Comprehensive Income/Loss)

Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income/(loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income/(loss) includes net income/(loss) and foreign currency translation adjustments, and is presented in the consolidated statements of comprehensive income/(loss).

Employee Benefit Expenses

Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid. The Group recorded employee benefit expenses of RMB52,734, RMB62,934 and RMB87,544 (US$12,733) for the years ended December 31, 2016, 2017 and 2018, respectively.

Treasury Shares, At Cost

Treasury shares, at cost

In November 2018, the Board of Directors approved a share repurchase plan (“2018 repurchase plan”). The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is initially recorded in the Treasury Shares line item in the consolidated balance sheets. Upon retirement, the ordinary shares account will be debited only for the aggregate par value of the retired shares, and the excess of the acquisition cost of treasury shares over the aggregate par value is allocated to the additional paid-in capital. As of December 31, 2018, the treasury shares account includes 412,587 outstanding ADS representing 825,174 outstanding ordinary shares repurchased by the Company but not yet retired, which were fully retired in January 2019.

Recent Accounting Pronouncements

Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”) and issued subsequent amendments to the initial guidance within ASU 2017-13, ASU 2018-01, ASU 2018-10, ASU 2018-11, ASU 2018-20 and ASU 2019-01, collectively referred to as “ASC 842”. ASC842 modifies existing guidance for off-balance sheet treatment of a lessees’ operating leases by requiring lessees to recognize lease assets and lease liabilities. Under ASC842, lessor accounting is largely unchanged. ASC842 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted.

The Group will adopt ASU 2016-02 on January 1, 2019 using modified retrospective method and will not restate comparable periods. The Group will elect the package of practical expedients permitted under the transition guidance, which allow the Group to carry forward the historical lease classification, the assessment whether a contract is or contains a lease and initial direct costs for any leases that exist prior to adoption of the new standard. The Group will also elect the practical expedient not to separate lease and non-lease components for certain classes of underlying assets and the short-term lease exemption for contracts with lease terms of 12 months or less. Operating leases related to offices and classroom facilities will be subject to ASU 2016-02 and right-of-use assets and operating lease liabilities will be recognized on the Group’s consolidated balance sheet. The Group currently believes the most significant change will be related to the recognition of right-of-use assets and lease liabilities on the Company’s balance sheet for certain in-scope operating leases. The Group does not expect any material impact on net assets and the consolidated statement of comprehensive income/(loss) as a result of adopting the new standard.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Group is currently in the process of evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The guidance is effective for annual and interim impairment tests performed in periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual and interim goodwill impairment testing dates on or after January 1, 2017. The guidance should be applied on a prospective basis. The Group believes there is no impact on the consolidated financial statements.

In February 2018, the FASB issued ASU No. 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the elimination of the stranded income tax effects resulting from the enactment of the Tax Cuts and Jobs Act through a reclassification from accumulated other comprehensive income to retained earnings. The standard is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. The adoption of this guidance is not expected to have a significant impact on the Group’s financial statements.

In August 2018, FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement”. ASU 2018-13 revises fair value disclosures, including requiring additional information on changes in unrealized gains and losses and significant unobservable inputs as it relates to Level 3 fair value measurements. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted upon issuance of this update. The Group is evaluating the revised guidance to determine the impact it will have on the consolidated financial statements and related disclosures.